Shareholder Report, Holdings (Details) - C000168913	Dec. 31, 2024
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Costco Wholesale
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Procter & Gamble
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Home Depot
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Coca-Cola
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	2.90%
McDonald's
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hermes International
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Chipotle Mexican Grill
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Restaurants & Foodservice
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Household Products
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	30.20%